Investment Strategy	Mar. 31, 2026
BATS: Corporate Credit Total Return Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its total assets in corporate fixed-income instruments and derivatives that provide investment exposure to such instruments or to one or more market risk factors associated with such instruments. The corporate fixed-income instruments in which the Fund may invest include, but are not limited to, corporate bonds, notes and debentures of U.S. and non-U.S. issuers.
The Fund may also purchase asset-backed securities; commercial and residential mortgage-backed securities; obligations of non-U.S. governments and supra-national organizations, such as the International Bank for Reconstruction and Development (the “World Bank”), which are chartered to promote economic development; collateralized mortgage obligations; U.S. Treasury and agency securities; cash equivalent investments; and when-issued and delayed delivery securities. Depending on market conditions, the Fund may invest in other market sectors. The Fund may also enter into repurchase agreements and reverse repurchase agreements and purchase restricted securities.
The Fund may only buy securities that are rated investment grade at the time of purchase by at least one major rating agency or, if unrated, determined by the management team to be of similar quality.
The management team may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities, or enter into interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest or currency for another party’s obligation to pay or its right to receive another type of interest or currency in the future or for a period of time. The management team typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The corporate fixed-income instruments in which the Fund may invest include, but are not limited to, corporate bonds, notes and debentures of U.S. and non-U.S. issuers.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its total assets in corporate fixed-income instruments and derivatives that provide investment exposure to such instruments or to one or more market risk factors associated with such instruments.
BATS: High Income Municipal Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investments the income of which is free from federal income tax and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities.
The Fund seeks to provide investors with greater federal tax-free income, in comparison with other municipal bond funds that invest primarily in investment grade securities, by investing in a combination of investment grade and non-investment grade municipal bonds. Municipal bonds include debt obligations issued by or on behalf of a governmental entity or other qualifying issuer that pay interest that is, in the opinion of bond counsel to the issuer, generally excludable from gross income for federal income tax purposes (except that the interest may be includable in taxable income for purposes of the federal alternative minimum tax). Issuers of municipal bonds may be states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal bonds also include private activity bonds, short-term tax-exempt obligations like municipal notes and variable rate demand obligations.
The Fund may invest in municipal bonds rated in any rating category or in unrated municipal bonds. Currently, the Fund expects to invest approximately 50% of its net assets in below investment grade municipal bonds. While the level of the Fund’s investments in below investment grade municipal bonds may vary depending on market conditions, the Fund will not invest more than 70% of its net assets, at the time of purchase, in below investment grade municipal bonds, as rated by the independent rating agencies at the time of purchase (BB or lower by S&P Global Ratings (“S&P”) and Fitch Ratings, Inc. (“Fitch”), and Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”)), or if unrated, determined to be of comparable quality by Fund management. Obligations rated BB or lower and Ba or lower are commonly known as “junk bonds.” Split rated bonds will be considered to have the higher credit rating. Split rated bonds are bonds that receive different ratings from two or more rating agencies.
The Fund is permitted to engage in transactions in certain derivatives, including, but not limited to, financial futures contracts and options thereon, options, indexed and inverse floating rate obligations and swap agreements, including credit default swap agreements. Derivatives are financial instruments whose value is derived from another security or an index . The Fund may use derivative instruments to hedge its investments or to seek to enhance returns. Derivatives may allow the Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. The Fund is not required to use hedging and may choose not to do so.
The Fund intends to invest so that no more than 25% of the Fund’s net assets are represented by the municipal securities of issuers located in the same state.
The Fund may also invest up to 10% of its net assets in municipal bonds that are considered “distressed securities.” Distressed securities are securities that are the subject of bankruptcy proceedings or otherwise in default as to the repayment of principal and/or payment of interest at the time of acquisition or are rated in the lowest rating categories by the independent rating agencies (CC or lower by S&P and Fitch, and Ca or lower by Moody’s), or if unrated, determined to be of comparable quality by Fund management. Generally, the Fund will invest in distressed securities when Fund management believes they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. However, there can be no assurance that the Fund will achieve these returns or that the issuer will make an exchange offer or adopt a plan of reorganization.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to provide investors with greater federal tax-free income, in comparison with other municipal bond funds that invest primarily in investment grade securities, by investing in a combination of investment grade and non-investment grade municipal bonds. Municipal bonds include debt obligations issued by or on behalf of a governmental entity or other qualifying issuer that pay interest that is, in the opinion of bond counsel to the issuer, generally excludable from gross income for federal income tax purposes (except that the interest may be includable in taxable income for purposes of the federal alternative minimum tax). Issuers of municipal bonds may be states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal bonds also include private activity bonds, short-term tax-exempt obligations like municipal notes and variable rate demand obligations.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Fund may invest in municipal bonds rated in any rating category or in unrated municipal bonds. Currently, the Fund expects to invest approximately 50% of its net assets in below investment grade municipal bonds. While the level of the Fund’s investments in below investment grade municipal bonds may vary depending on market conditions, the Fund will not invest more than 70% of its net assets, at the time of purchase, in below investment grade municipal bonds, as rated by the independent rating agencies at the time of purchase (BB or lower by S&P Global Ratings (“S&P”) and Fitch Ratings, Inc. (“Fitch”), and Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”)), or if unrated, determined to be of comparable quality by Fund management. Obligations rated BB or lower and Ba or lower are commonly known as “junk bonds.” Split rated bonds will be considered to have the higher credit rating. Split rated bonds are bonds that receive different ratings from two or more rating agencies.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investments the income of which is free from federal income tax and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities.

BATS: Mortgage Total Return Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in mortgage-related securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. Such mortgage-related securities include, but are not limited to, commercial and residential mortgage-backed securities, collateralized mortgage obligations, and mortgage dollar rolls. The Fund may also invest in asset-backed securities, U.S. Treasury and agency securities, cash equivalent investments, and when-issued and delayed delivery securities.
The Fund may only buy securities that are rated investment grade at the time of purchase by at least one major rating agency or, if unrated, determined by the management team to be of similar quality.
The management team may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities, or enter into interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest or currency for another party’s obligation to pay or its right to receive another type of interest or currency in the future or for a period of time. The management team typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk.
The Fund may engage in active and frequent trading of portfolio instruments to achieve its investment objective.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Such mortgage-related securities include, but are not limited to, commercial and residential mortgage-backed securities, collateralized mortgage obligations, and mortgage dollar rolls. The Fund may also invest in asset-backed securities, U.S. Treasury and agency securities, cash equivalent investments, and when-issued and delayed delivery securities.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in mortgage-related securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities.
BATS: Interest Rate Hedge Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is intended to be used as part of a broader separately managed account program administered directly by BlackRock. The performance and objectives of the Fund should be evaluated only in the context of the investor’s complete investment program. The Fund is not designed to be used as a stand-alone investment.
The Fund may invest in a portfolio of securities and other financial instruments, including derivative instruments, in an attempt to provide returns that are the inverse of its benchmark index, the Bloomberg U.S. Treasury 7-10 Year Bond Index. The Fund’s return is intended to move in the opposite direction of the return of a traditional fixed-income fund. Unlike a traditional fixed-income fund, the value of the Fund is expected to move in the same direction as that of interest rates. The value of a traditional fixed-income fund generally drops as interest rates rise, however, it is expected that the Fund will provide positive returns in a rising interest rate environment. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the inverse duration of its benchmark, as calculated by BlackRock.
The Fund will seek to pursue its investment objective primarily by engaging in short sales of U.S. Treasury securities and by investing in derivative instruments that provide returns that are inverse to those available by investing directly in U.S. Treasury securities. Derivative instruments that the Fund may invest in include, but are not limited to, futures (including U.S. Treasury futures), options, forward contracts and/or swaps, including interest rate swaps, swaptions and total return swaps.
The Fund may also invest significantly in a variety of short-term fixed-income instruments, including, but not limited to, U.S. government securities, U.S. government agency securities, securities issued by U.S. government-sponsored enterprises and U.S. government instrumentalities, investment grade corporate bonds or bonds determined by Fund management to be of similar quality, asset-backed securities and mortgage-backed securities. The Fund will invest in these short-term fixed-income instruments in order to generate income to cover some or all of the costs associated with the Fund’s derivative positions. The Fund will also invest a significant portion of its total assets in cash and cash equivalents and held by the Fund to use for margin requirements for its derivative positions.
The Fund may invest in other investment companies, such as exchange-traded funds, unit investment trusts, and open-end and closed-end funds, including affiliated investment companies and affiliated and unaffiliated money market funds. As of the date of this prospectus, the Fund intends to invest a significant portion of its assets in the BATS: Short Duration Taxable Total Return Series (the “Short Duration Taxable Total Return Series”). The investment objective of Short Duration Taxable Total Return Series is to seek to maximize total return, consistent with income generation and prudent investment management. In pursuit of its investment objective, Short Duration Taxable Total Return Series principally invests in commercial and residential mortgage-backed securities; obligations of non-U.S. governments and supra-national organizations, such as the International Bank for Reconstruction and Development, which are chartered to promote economic development; obligations of domestic and non-U.S. corporations; asset-backed securities; collateralized mortgage obligations; U.S. Treasury and agency securities; when-issued and delayed delivery securities; derivatives; cash equivalent investments; repurchase agreements and reverse repurchase agreements; and dollar rolls.
The Fund may engage in active and frequent trading of portfolio instruments to achieve its investment objective.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund will seek to pursue its investment objective primarily by engaging in short sales of U.S. Treasury securities and by investing in derivative instruments that provide returns that are inverse to those available by investing directly in U.S. Treasury securities. Derivative instruments that the Fund may invest in include, but are not limited to, futures (including U.S. Treasury futures), options, forward contracts and/or swaps, including interest rate swaps, swaptions and total return swaps.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Fund may also invest significantly in a variety of short-term fixed-income instruments, including, but not limited to, U.S. government securities, U.S. government agency securities, securities issued by U.S. government-sponsored enterprises and U.S. government instrumentalities, investment grade corporate bonds or bonds determined by Fund management to be of similar quality, asset-backed securities and mortgage-backed securities. The Fund will invest in these short-term fixed-income instruments in order to generate income to cover some or all of the costs associated with the Fund’s derivative positions. The Fund will also invest a significant portion of its total assets in cash and cash equivalents and held by the Fund to use for margin requirements for its derivative positions.

BATS: Short Duration Taxable Total Return Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
In pursuit of the investment objective, the Fund will principally invest in the following securities:
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commercial and residential mortgage-backed securities;
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obligations of non-U.S. governments and supra-national organizations, such as the International Bank for Reconstruction and Development (the “World Bank”), which are chartered to promote economic development;
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obligations of domestic and non-U.S. corporations;
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asset-backed securities;
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collateralized mortgage obligations;
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U.S. Treasury and agency securities;
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when-issued and delayed delivery securities;
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derivatives;
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cash equivalent investments;
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repurchase agreements and reverse repurchase agreements; and
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dollar rolls.
Under normal circumstances, the Fund invests at least 80% of its total assets in fixed-income instruments. This 80% policy is a non-fundamental policy of the Fund and may not be changed without 60 days’ prior notice to shareholders. The Fund’s investments in derivatives will be counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities.
The management team evaluates sectors of the bond market and individual securities within these sectors. The management team may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities, or enter into interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives).
The Fund may only buy securities that are rated investment grade at the time of purchase by at least one major rating agency or, if unrated, determined by the management team to be of similar quality.
Under normal circumstances, the Fund seeks to maintain an average portfolio duration of zero to three years. Duration is a mathematical calculation of the average life of a bond (or bonds in a bond fund) that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in the net asset value of a bond fund for every 1% immediate change in interest rates. For example, if a bond fund has an average duration of ten years, its net asset value would be expected to fall about 10% when interest rates rise by one percentage point, assuming all other factors remain equal. Conversely, the bond fund’s net asset value would be expected to rise about 10% when interest rates fall by one percentage point, assuming all other factors remain equal. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.
The Fund may engage in active and frequent trading of portfolio instruments to achieve its investment objective.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund may only buy securities that are rated investment grade at the time of purchase by at least one major rating agency or, if unrated, determined by the management team to be of similar quality.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal circumstances, the Fund invests at least 80% of its total assets in fixed-income instruments. This 80% policy is a non-fundamental policy of the Fund and may not be changed without 60 days’ prior notice to shareholders. The Fund’s investments in derivatives will be counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities.

BATS: Short Term Municipal Income Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investments the income of which is free from federal income tax and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities.
The obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions (“Municipal Obligations”) in which the Fund may invest will also not be subject to the federal alternative minimum tax. Municipal Obligations in which the Fund may invest include variable rate demand notes, commercial paper, municipal bonds and municipal notes. The Fund may invest in variable and floating rate instruments, and transact in securities on a when issued, delayed delivery or forward commitment basis.
The Fund invests in securities maturing in two years or less (with certain exceptions) and will maintain a dollar-weighted average maturity of 120 days or less. Because of their shorter maturities, the Fund’s investments will not usually be as sensitive to changes in prevailing interest rates as are long-term municipal bonds. Fluctuations in interest rates on short-term municipal bonds may, however, vary more widely from time to time than those on long-term municipal bonds.
Short-term investments (or the issuers of such securities) will carry a rating in the highest rating categories of at least one nationally recognized statistical rating organization (e.g., A-1, P-1 or F1 or better by S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch Ratings Inc. (“Fitch”), respectively), or if such investments are unrated, determined to be of comparable quality by BlackRock, at the time of investment. Long-term investments (or the issuers of such securities) will carry a rating of A-, A3 or A- or better by S&P, Moody’s or Fitch, respectively, or if such investments are unrated, determined to be of comparable quality by BlackRock, at the time of investment.
The Fund is not a money market fund and does not seek to maintain a stable net asset value of $1.00 per share.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Municipal Obligations in which the Fund may invest include variable rate demand notes, commercial paper, municipal bonds and municipal notes.The Fund invests in securities maturing in two years or less (with certain exceptions)
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Fund invests in securities maturing in two years or less (with certain exceptions) and will maintain a dollar-weighted average maturity of 120 days or less. Because of their shorter maturities, the Fund’s investments will not usually be as sensitive to changes in prevailing interest rates as are long-term municipal bonds. Fluctuations in interest rates on short-term municipal bonds may, however, vary more widely from time to time than those on long-term municipal bonds.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investments the income of which is free from federal income tax and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities.

BATS: Securitized Total Return Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securitized assets and derivatives that provide investment exposure to such assets or to one or more market risk factors associated with such assets.
Such securitized assets include, but are not limited to, the following:
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asset-backed securities;
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commercial and residential mortgage-backed securities issued or guaranteed by the U.S. Government, various agencies of the U.S. Government or various instrumentalities that have been established or sponsored by the U.S. Government;
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commercial and residential mortgage-backed securities issued by banks and other financial institutions;
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collateralized debt obligations (“CDOs”);
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collateralized loan obligations (“CLOs”);
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collateralized mortgage obligations (“CMOs”);
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fixed and floating rate commercial mortgage loans (“CMLs”);
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fixed and floating rate, first and second lien residential mortgage loans (“RMLs”); and
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consumer loans (“CLs”).
Certain of the asset-backed securities and mortgage-backed securities in which the Fund may invest include securities backed by pools of subprime auto loans and subprime mortgages, respectively. The Fund invests at least 25% of its total assets in mortgage-related securities, which include, but are not limited to, mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or its instrumentalities or those issued by private issuers, CMOs, real estate loans, dollar rolls, stripped mortgage-backed securities and CMO residuals. The Fund’s investment in mortgage-related securities may consist entirely of privately issued securities, which are issued by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers.
The management team evaluates sectors of the securitized asset market (i.e., asset-backed and mortgage-backed securities market) and individual securities within these sectors. The Fund may also enter into repurchase agreements and reverse repurchase agreements.
The management team may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities, or enter into swap agreements, including total return, interest rate and credit default swaps, or foreign currency transactions (collectively, commonly known as derivatives). An option is the right to buy or sell an instrument (which can be a security, an index of securities, a futures contract, a currency, or a basket of currencies) at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices, during the specified period, in return for periodic payments. The Fund may invest in derivatives for hedging purposes, as well as to increase the return on its portfolio investments. The Fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls, which involves a sale by the fund of a mortgage-backed or other security concurrently with an agreement by the fund to repurchase a similar security at a later date at an agreed-upon price).
The Fund may invest in investment grade securities and non-investment grade securities (high yield or junk bonds) of any maturity. Investment grade securities acquired by the Fund will be rated investment grade by at least one major nationally recognized statistical rating organization (“NRSRO”) (S&P Global Ratings, a division of S&P Global Inc. (“S&P”), Fitch Ratings, Inc. (“Fitch”), Moody’s Investors Service, Inc. (“Moody’s”), Kroll Bond Rating Agency (“Kroll”), or Morningstar DBRS (“DBRS”)) or, if unrated, determined by the management team to be of similar quality. Non-investment grade securities acquired by the Fund will generally be in the lower rating categories of the major rating agencies NRSROs (BB or lower by S&P or Fitch; Ba or lower by Moody’s; BB+ for long term and B for short term by Kroll; or BB (high) for long-term and R-3 for short term by DBRS) or, if unrated, determined by the management team to be of similar quality. The Fund may invest in unrated securities without limit.
The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
Such securitized assets include, but are not limited to, the following:
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asset-backed securities;
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commercial and residential mortgage-backed securities issued or guaranteed by the U.S. Government, various agencies of the U.S. Government or various instrumentalities that have been established or sponsored by the U.S. Government;
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commercial and residential mortgage-backed securities issued by banks and other financial institutions;
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collateralized debt obligations (“CDOs”);
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collateralized loan obligations (“CLOs”);
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collateralized mortgage obligations (“CMOs”);
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fixed and floating rate commercial mortgage loans (“CMLs”);
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fixed and floating rate, first and second lien residential mortgage loans (“RMLs”); and
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consumer loans (“CLs”).

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Fund may invest in investment grade securities and non-investment grade securities (high yield or junk bonds) of any maturity. Investment grade securities acquired by the Fund will be rated investment grade by at least one major nationally recognized statistical rating organization (“NRSRO”) (S&P Global Ratings, a division of S&P Global Inc. (“S&P”), Fitch Ratings, Inc. (“Fitch”), Moody’s Investors Service, Inc. (“Moody’s”), Kroll Bond Rating Agency (“Kroll”), or Morningstar DBRS (“DBRS”)) or, if unrated, determined by the management team to be of similar quality. Non-investment grade securities acquired by the Fund will generally be in the lower rating categories of the major rating agencies NRSROs (BB or lower by S&P or Fitch; Ba or lower by Moody’s; BB+ for long term and B for short term by Kroll; or BB (high) for long-term and R-3 for short term by DBRS) or, if unrated, determined by the management team to be of similar quality. The Fund may invest in unrated securities without limit.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securitized assets and derivatives that provide investment exposure to such assets or to one or more market risk factors associated with such assets.